UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.





                                 [LOGO OMITTED]

                                       FMA
                                    --------
                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES


                        ---------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                       ---------------------------------
                         THE ADVISORS' INNER CIRCLE FUND



                               SEMI-ANNUAL REPORT
                                 April 30, 2005

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     2

Statement of Operations ..................................................     7

Statement of Changes in Net Assets .......................................     8

Financial Highlights .....................................................     9

Notes to Financial Statements ............................................    10

Disclosure of Portfolio Expenses .........................................    14
--------------------------------------------------------------------------------





The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-FMA-8333; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholder:

Over the past six months, the Russell 2000 Index's return was virtually flat at -0.15%. However, this masks the underlying activity within the small cap market over the period with a 10%-plus rally for the first two months followed by a four-month decline to the April lows. Over the period, the market witnessed a high degree of sector rotation as initial optimism regarding economic and earnings growth along with a meaningful decline in energy prices toward the end of the year fueled the rally. However, at the turn of the year, investors began focusing on the possibility of a more aggressive Federal Reserve in raising interest rates given economic statistics that suggested both growth and inflation could exceed expectations.

Market leadership in the six-month period ended April 30, 2005 included strong returns in the energy, consumer staples and utility sectors while negative returns were recorded by the technology, transportation and financial services sectors. The FMA Small Company Portfolio had good representation within the leading sectors along with an underweighted position within the technology sector. In addition, the Portfolio benefited from our ability to identify high quality companies with strong market and product niches in both the health care and technology sectors.

The economy and the equity markets have staged a meaningful rally from their October 2002 lows. However, we believe the economic cycle has reached maturity suggesting economic growth and earnings projections slow from first quarter levels. Although the environment is likely to provide a positive backdrop for equity returns we anticipate returns will settle in the mid-single digit range in 2005. Incorporating this outlook into our portfolio strategy has led us to add incremental positions within the non-cyclic sectors of the market. We are focused on identifying companies that are higher quality in nature with the ability to generate good earnings consistency over time. We are also focused on companies that are pursuing shareholder enhancement activities including share repurchases and dividends as cash balances continue to surge in corporate America.


Respectfully yours,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer




THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



                     DEFINITION OF THE COMPARATIVE INDICES
                     -------------------------------------
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS++
--------------------------------------------------------------------------------
[GRAPH OMITTED]
8.7% Banks
7.7% Real Estate Investment Trusts
6.3% Short-Term Investments
5.6% Medical Products & Services
5.2% Insurance
4.7% Food & Beverage
4.6% Energy Equipment & Services
3.6% Electrical & Electronics
3.6% Gas Utilities
3.3% Utilities - Electrical
3.2% Industrial
3.1% Miscellaneous Business Services
3.0% Semiconductors
2.6% Financial Services
2.4% Chemicals
2.3% Trucking
1.9% Communications Technology
1.9% Machinery
1.8% Materials & Processing
1.7% Testing Laboratories
1.6% Aerospace & Defense
1.6% Broadcasting, Newspapers & Advertising
1.6% Business Services
1.6% Computer Software
1.6% Pharmaceuticals
1.6% Wholesale
1.5% Apparel/Textiles
1.5% Building & Construction
1.5% Education
1.5% Miscellaneous Consumer Services
1.4% Specialty Retail
1.4% Transportation Services
1.3% Telecommunications
1.1% Oil & Gas
1.0% Coal Mining
1.0% Health Care

++ Percentages are based on total investments.


---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.9%
---------------------------------------------------------------------------------------------------------------

                                                                                         SHARES        VALUE
                                                                                        --------    -----------
   AEROSPACE & DEFENSE -- 1.6%
   Woodward Governor ................................................................      36,600  $  2,582,496
                                                                                                   ------------
   APPAREL/TEXTILES -- 1.5%
   Quiksilver* ......................................................................      86,000     2,369,300
                                                                                                   ------------
   BANKS -- 9.2%
   East-West Bancorp ................................................................     100,100     3,215,212
   MB Financial .....................................................................      67,800     2,465,886
   Prosperity Bancshares ............................................................      31,100       794,605
   Provident Bankshares .............................................................      75,900     2,222,352
   Sterling Financial* ..............................................................      82,300     2,690,387
   Umpqua Holdings ..................................................................     141,400     3,141,908
                                                                                                   ------------
                                                                                                     14,530,350
                                                                                                   ------------

   BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   Advo .............................................................................      85,050     2,450,290
                                                                                                   ------------


                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                       2


THE ADVISORS' INNER CIRCLE FUND                                                     FMA SMALL COMPANY PORTFOLIO
                                                                                    APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                         SHARES        VALUE
                                                                                        --------    -----------
   BUILDING & CONSTRUCTION -- 1.5%
   Jacuzzi Brands* ..................................................................     261,700  $  2,368,385
                                                                                                   ------------
   BUSINESS SERVICES -- 1.6%
   ABM Industries ...................................................................     136,700     2,483,839
                                                                                                   ------------
   CHEMICALS -- 2.4%
   Airgas ...........................................................................     100,000     2,192,000
   Westlake Chemical* ...............................................................      59,400     1,559,250
                                                                                                   ------------
                                                                                                      3,751,250
                                                                                                   ------------
   COAL MINING -- 1.0%
   Foundation Coal Holdings .........................................................      68,100     1,590,135
                                                                                                   ------------
   COMMUNICATIONS TECHNOLOGY -- 2.0%
   Anixter International* ...........................................................      83,500     3,082,820
                                                                                                   ------------
   COMPUTER SOFTWARE -- 3.2%
   Anteon International* ............................................................      58,600     2,449,480
   MRO Software* + ..................................................................     201,100     2,572,069
                                                                                                   ------------
                                                                                                      5,021,549
                                                                                                   ------------
   CONSUMER PRODUCTS -- 1.5%
   Jarden* ..........................................................................      52,400     2,340,708
                                                                                                   ------------
   EDUCATION -- 1.5%
   School Specialty* ................................................................      65,800     2,441,838
                                                                                                   ------------
   ELECTRICAL & ELECTRONICS -- 3.6%
   BALDOR ELECTRIC ..................................................................     121,500     3,025,350
   Benchmark Electronics* ...........................................................     100,600     2,720,224
                                                                                                   ------------
                                                                                                      5,745,574
                                                                                                   ------------
   ENERGY EQUIPMENT & SERVICES -- 4.6%
   Helmerich & Payne ................................................................      61,200     2,352,528
   Oceaneering International* .......................................................      72,200     2,368,882
   W-H Energy Services* .............................................................     112,300     2,472,846
                                                                                                   ------------
                                                                                                      7,194,256
                                                                                                   ------------
   FINANCIAL SERVICES -- 2.1%
   Affiliated Managers Group* .......................................................      53,450     3,342,229
                                                                                                   ------------



                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                       3


THE ADVISORS' INNER CIRCLE FUND                                                     FMA SMALL COMPANY PORTFOLIO
                                                                                    APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                         SHARES        VALUE
                                                                                        --------    -----------
   FOOD & BEVERAGE -- 4.7%
   Hain Celestial Group* ............................................................     137,300   $ 2,437,075
   J&J Snack Foods + ................................................................      48,160     2,357,432
   Ralcorp Holdings .................................................................      66,500     2,634,730
                                                                                                    -----------
                                                                                                      7,429,237
                                                                                                    -----------
   GAS UTILITIES -- 3.6%
   New Jersey Resources .............................................................      58,100     2,519,216
   Northwest Natural Gas ............................................................      88,900     3,155,950
                                                                                                   ------------
                                                                                                      5,675,166
                                                                                                   ------------
   HEALTH CARE -- 1.0%
   Amedisys* ........................................................................      54,200     1,626,542
                                                                                                   ------------
   INDUSTRIAL -- 3.2%
   Franklin Electric ................................................................      69,079     2,456,449
   Lincoln Electric Holdings ........................................................      86,070     2,629,439
                                                                                                   ------------
                                                                                                      5,085,888
                                                                                                   ------------

   INSURANCE -- 5.2%
   Delphi Financial Group, Cl A .....................................................      61,000     2,532,720
   Philadelphia Consolidated Holding* ...............................................      43,400     3,255,000
   Universal American Financial* ....................................................     144,600     2,422,050
                                                                                                   ------------
                                                                                                      8,209,770
                                                                                                   ------------
   MACHINERY -- 1.9%
   Bucyrus International, Cl A ......................................................      77,800     3,029,532
                                                                                                   ------------
   MATERIALS & PROCESSING -- 1.8%
   Clarcor ..........................................................................      55,900     2,829,099
                                                                                                   ------------
   MEDICAL PRODUCTS & SERVICES -- 5.6%
   Arrow International ..............................................................      47,400     1,570,836
   Biosite* .........................................................................      35,300     2,012,100
   Sybron Dental Specialties* .......................................................      71,500     2,663,375
   Wright Medical Group* ............................................................     107,600     2,671,708
                                                                                                   ------------
                                                                                                      8,918,019
                                                                                                   ------------
   OIL & GAS -- 1.1%
   Energy Partners* .................................................................      77,700     1,776,222
                                                                                                   ------------
   PHARMACEUTICALS -- 1.6%
   KV Pharmaceutical, Cl A* .........................................................     106,550     2,493,270
                                                                                                   ------------



                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                       4


THE ADVISORS' INNER CIRCLE FUND                                                     FMA SMALL COMPANY PORTFOLIO
                                                                                    APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                         SHARES        VALUE
                                                                                        --------    -----------
   REAL ESTATE INVESTMENT TRUSTS -- 7.7%
   Equity Inns ......................................................................     228,100  $  2,568,406
   Home Properties ..................................................................      82,100     3,435,885
   Pennsylvania Real Estate Investment Trust ........................................      81,700     3,443,655
   U-Store-It Trust .................................................................     151,300     2,644,724
                                                                                                   ------------
                                                                                                     12,092,670
                                                                                                   ------------
   SEMI CONDUCTORS -- 3.0%
   Integrated Circuit Systems* ......................................................     131,200     2,397,024
   Integrated Device Technology* ....................................................     222,700     2,382,890
                                                                                                   ------------
                                                                                                      4,779,914
                                                                                                   ------------
   SPECIALTY RETAIL -- 1.4%
   Haverty Furniture + ..............................................................     152,600     2,189,810
                                                                                                   ------------
   TELECOMMUNICATIONS -- 1.3%
   Belden CDT .......................................................................     115,500     2,118,270
                                                                                                   ------------
   TESTING LABORATORIES -- 1.7%
   LabOne* ..........................................................................      74,800     2,623,984
                                                                                                   ------------
   TRANSPORTATION SERVICES -- 3.0%
   Aviall* ..........................................................................      77,800     2,275,650
   Wright Express* ..................................................................     142,900     2,386,430
                                                                                                   ------------
                                                                                                      4,662,080
                                                                                                   ------------
   TRUCKING -- 2.3%
   Forward Air* .....................................................................     103,600     2,492,616
   Wabash National ..................................................................      44,700     1,139,850
                                                                                                   ------------
                                                                                                      3,632,466
                                                                                                   ------------
   UTILITIES - ELECTRICAL -- 3.3%
   PNM Resources ....................................................................      95,400     2,637,810
   Westar Energy ....................................................................     114,400     2,619,760
                                                                                                   ------------
                                                                                                      5,257,570
                                                                                                   ------------
   WHOLESALE -- 1.6%
   WESCO International* .............................................................     104,800     2,534,064
                                                                                                   ------------
      TOTAL COMMON STOCK
        (Cost $147,252,647) .........................................................               148,258,592
                                                                                                   ------------



                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                       5


THE ADVISORS' INNER CIRCLE FUND                                                     FMA SMALL COMPANY PORTFOLIO
                                                                                    APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.3%
---------------------------------------------------------------------------------------------------------------

                                                                                         SHARES        VALUE
                                                                                        --------    -----------
   HighMark 100%  U.S. Treasury Money Market Fund ...................................   3,621,422  $  3,621,422
   HighMark U.S. Government Money Market Fund .......................................   6,268,601     6,268,601
                                                                                                   ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $9,890,023) ..........................................................                 9,890,023
                                                                                                   ------------
      TOTAL INVESTMENTS -- 100.2%
        (Cost $157,142,670) .........................................................               158,148,615
                                                                                                   ------------

----------------------------------------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.2)%
----------------------------------------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ..................................................    (5,483,188)
   Investment Advisory Fees Payable .............................................................      (101,294)
   Payable for Fund Shares Redeemed .............................................................       (81,907)
   Administration Fees Payable ..................................................................       (16,207)
   Trustees' Fees Payable ......................................................................         (3,113)
   Other Assets and Liabilities .................................................................     5,356,779
                                                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...........................................................      (328,930)
                                                                                                   ------------
   NET ASSETS -- 100.0% .........................................................................  $157,819,685
                                                                                                   ============

----------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------
   Paid in Capital (unlimited authorization -- no par value) ....................................  $140,110,966
   Distribution in excess of net investment income ..............................................        (5,008)
   Accumulated net realized gain on investments .................................................    16,707,782
   Net unrealized appreciation on investments ...................................................     1,005,945
                                                                                                   ------------
   TOTAL NET ASSETS .............................................................................  $157,819,685
                                                                                                   ============
   NET ASSET VALUE, Offering and Redemption Price Per Share
      ($157,819,685 / 7,888,352 shares) .........................................................  $      20.01
                                                                                                   ============
 *  NON-INCOME PRODUCING SECURITY
 +  SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2005 WAS $7,119,311 AND
    REPRESENTS 4.51% OF NET ASSETS.
CL  CLASS



                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                             6


THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO FOR THE
                                                                    SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .......................................................................................  $ 1,247,193
                                                                                                   -----------
   TOTAL INVESTMENT INCOME ......................................................................    1,247,193
                                                                                                   -----------
EXPENSES
Investment Advisory Fees ........................................................................      716,471
Shareholder Servicing Fees ......................................................................      248,800
Administration Fees .............................................................................      114,636
Trustees' Fees ..................................................................................        4,215
Transfer Agent Fees .............................................................................       33,906
Printing Fees ...................................................................................       24,435
Registration and Filing Fees ....................................................................       11,774
Audit Fees ......................................................................................        7,687
Legal Fees ......................................................................................        7,687
Custodian Fees ..................................................................................        7,602
Other Expenses ..................................................................................       10,506
                                                                                                   -----------
   TOTAL EXPENSES ...............................................................................    1,187,719
Less:
Fees Paid Indirectly (1) ........................................................................      (47,000)
                                                                                                   -----------
   NET EXPENSES .................................................................................    1,140,719
                                                                                                   -----------
NET INVESTMENT INCOME ...........................................................................      106,474
                                                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ................................................................   16,833,740
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ............................................  (16,917,703)
                                                                                                   -----------
   NET LOSS ON INVESTMENTS ......................................................................      (83,963)
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................  $    22,511
                                                                                                   ===========

(1)  SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.






                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                             7


THE ADVISORS' INNER CIRCLE FUND                                                     FMA SMALL COMPANY PORTFOLIO

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS
                                                                                        ENDED       YEAR ENDED
                                                                                   APRIL 30, 2005   OCTOBER 31,
                                                                                     (UNAUDITED)       2004
                                                                                   --------------  -------------
OPERATIONS:
   Net Investment Income (Loss) ..................................................  $    106,474  $   (327,674)
   Net Realized Gain on Investments ..............................................    16,833,740    33,734,888
   Net Change in Unrealized Depreciation on Investments ..........................   (16,917,703)   (2,886,179)
                                                                                    ------------  ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................        22,511    30,521,035
                                                                                    ------------  ------------
DIVIDENDS:
   Net Investment Income .........................................................      (111,482)      (43,704)
   Capital Gains                                                                     (33,367,973)           --
                                                                                    ------------  ------------
   TOTAL DIVIDENDS ...............................................................   (33,479,455)      (43,704)
                                                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................................    29,204,857    40,819,479
   In Lieu of Cash Distributions .................................................    32,170,756        42,308
   Redeemed ......................................................................   (62,008,067)  (48,432,755)
                                                                                    ------------  ------------
   Net Decrease from Capital Share Transactions ..................................      (632,454)   (7,570,968)
                                                                                    ------------  ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .....................................   (34,089,398)   22,906,363
NET ASSETS:
   Beginning of Period ...........................................................   191,909,083   169,002,720
                                                                                    ------------  ------------
   End of Period (including (distributions in excess of net investment)/
     undistributed net investment income of $(5,008) and $0, respectively) .......  $157,819,685  $191,909,083
                                                                                    ============  ============
SHARE TRANSACTIONS:
   Issued ........................................................................     1,256,746     1,854,185
   In Lieu of Cash Distributions .................................................     1,483,364         1,900
   Redeemed ......................................................................    (2,925,190)   (2,201,190)
                                                                                    ------------  ------------
   Net Decrease in Shares Outstanding from Share Transactions ....................      (185,080)     (345,105)
                                                                                    ============  ============



                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                            8


THE ADVISORS' INNER CIRCLE FUND                                                                FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                           SELECTED PER SHARE DATA & RATIOS
                                                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                         SIX MONTHS
                                                            ENDED
                                                          APRIL 30,                    YEARS ENDED OCTOBER 31,
                                                            2005       ----------------------------------------------------
                                                         (UNAUDITED)     2004         2003     2002(1)     2001      2000
                                                         -----------   --------     -------   --------   --------  --------
Net Asset Value, Beginning of Year ..................     $  23.77     $  20.08     $ 16.18   $  16.61   $  16.46  $  13.35
                                                          --------     --------     -------   --------   --------  --------
Income from Investment Operations:
   Net Investment Income (Loss) .....................         0.01(2)     (0.04)(2)    0.01       0.06       0.08      0.12
   Net Realized and Unrealized Gain (Loss) ..........         0.10(2)++    3.74(2)     3.92      (0.44)      0.18++    3.10
                                                          --------     --------     -------   --------   --------  --------
   Total from Investment Operations .................         0.11         3.70        3.93      (0.38)      0.26      3.22
                                                          --------     --------     -------   --------   --------  --------
Dividends and Distributions:
   Net Investment Income ............................        (0.01)       (0.01)      (0.03)     (0.05)     (0.10)    (0.11)
   Capital Gains ....................................        (3.86)          --          --         --         --        --
   Return of Capital ................................           --           --          --*        --      (0.01)       --
                                                          --------     --------     -------   --------   --------  --------
   Total Dividends and Distributions ................        (3.87)       (0.01)      (0.03)     (0.05)     (0.11)    (0.11)
                                                          --------     --------     -------   --------   --------  --------
Net Asset Value, End of Year ........................     $  20.01     $  23.77    $  20.08   $  16.18   $  16.61  $  16.46
                                                          ========     ========    ========   ========   ========  ========
TOTAL RETURN+ .......................................       (0.78)%(3)   18.40%      24.30%     (2.34)%     1.57%    24.27%
                                                          ========     ========    ========   ========   ========  ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) .................      157,820     $191,909    $169,003   $136,326   $140,794  $115,885
Ratio of Expenses to Average Net Assets .............         1.19%(4)     1.20%       1.20%      1.13%      1.14%     1.02%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)** ...         1.24%(4)     1.24%***    1.27%      1.13%     1.14%      1.19%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ............................         0.11%(4)    (0.18)%      0.01%      0.31%      0.42%     0.75%
Portfolio Turnover Rate .............................           97%         145%        107%        99%        99%      108%

  *  INCLUDES RETURN OF CAPITAL OF $0.0035.
 **  SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS AND FEES PAID INDIRECTLY) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
 ++ THE AMOUNT SHOWN FOR THE PERIOD FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATED NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.
(2)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.




AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DIRECTED BROKERAGE, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2005 the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $47,000, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the Portfolio's average net assets for the six months ended April 30, 2005 was 0.05%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6.  INVESTMENT  TRANSACTIONS:

For the six months ended April 30, 2005, the Portfolio made purchases of $173,995,169 and sales of $208,120,034 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

               ORDINARY         LONG-TERM       RETURN OF
                INCOME        CAPITAL GAIN       CAPITAL            TOTAL
             ------------    --------------    ------------      ------------
2004           $ 43,704          $   --          $    --           $ 43,704
2003             86,173           99,732          30,597            216,502

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

As of October 31, 2004, total Distributable Earnings were as follows:

Undistributed Ordinary Income                   $16,553,780
Undistributed Long-Term Capital Gain             16,814,150
Unrealized Appreciation                          17,797,733
                                                -----------
Total Distributable Earnings                    $51,165,663
                                                ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004 there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2005, were as follows:

          FEDERAL            APPRECIATED           DEPRECIATED          NET UNREALIZED
         TAX COST            SECURITIES            SECURITIES            APPRECIATION
      ---------------      ---------------       ---------------        ---------------
       $157,142,670          $8,592,918           $(7,586,973)            $1,005,945

8. OTHER:

At April 30, 2005, 65% of total shares outstanding were held by two shareholders of Institutional Class Shares. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

---------------------------------------------------------------------------------------------------
                                     BEGINNING         ENDING         ANNUALIZED          EXPENSE
                                      ACCOUNT          ACCOUNT          EXPENSE             PAID
                                       VALUE            VALUE           RATIOS             DURING
                                     10/31/04          4/30/05      FOR THE PERIOD         PERIOD*
---------------------------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
---------------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN              $1,000.00         $992.20           1.19%            $5.88
HYPOTHETICAL 5% RETURN                1,000.00        1,018.89           1.19              5.96
---------------------------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.





FMA-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.